UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:     March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  9 West 57th Street
          New York, New York 10019


13F File Number: 028-06391


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Philippe Laffont
Title:   Managing Member
Phone:   (212) 715-5100


Signature, Place and Date of Signing:


/s/Philippe Laffont              New York, NY                 May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $3,853,001
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
----       -------------------       ------------------------------

1.         028-12788                 Coatue Offshore Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                       COATUE MANAGEMENT, LLC
                                                           March 31, 2011

COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COL 7         COLUMN 8

                              TITLE OF                   VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHR      VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (X$1000)   PRN AMT    PRN CALL  DISCRETION  MGRS  SOLE        SHARED   NONE

ACME PACKET INC               COM             004764106   47,591       670,679 SH        DEFINED      1       670,679    0       0
AKAMAI TECHNOLOGIES INC       COM             00971T101   49,548     1,303,900 SH        DEFINED      1     1,303,900    0       0
AMAZON COM INC                COM             023135106  216,039     1,199,351 SH        DEFINED      1     1,199,351    0       0
AMERICAN SUPERCONDUCTOR CORP  COM             030111108      531        21,341 SH        DEFINED      1        21,341    0       0
AMERICAN TOWER CORP           CL A            029912201  101,533     1,959,349 SH        DEFINED      1     1,959,349    0       0
APPLE INC                     COM             037833100  471,770     1,353,688 SH        DEFINED      1     1,353,688    0       0
BAIDU INC                     SPON ADR REP A  056752108  287,147     2,083,643 SH        DEFINED      1     2,083,643    0       0
CHECK POINT SOFTWARE TECH LT  ORD             M22465104  202,688     3,970,385 SH        DEFINED      1     3,970,385    0       0
CITRIX SYS INC                COM             177376100   89,987     1,224,978 SH        DEFINED      1     1,224,978    0       0
CNINSURE INC                  SPONSORED ADR   18976M103      819        63,159 SH        DEFINED      1        63,159    0       0
CROWN CASTLE INTL CORP        COM             228227104  174,218     4,094,431 SH        DEFINED      1     4,094,431    0       0
F5 NETWORKS INC               COM             315616102  102,570     1,000,000 SH        DEFINED      1     1,000,000    0       0
GOOGLE INC                    CL A            38259P508  342,187       583,180 SH        DEFINED      1       583,180    0       0
GREEN MTN COFFEE ROASTERS IN  COM             393122106  280,194     4,336,700 SH        DEFINED      1     4,336,700    0       0
INTERNATIONAL RECTIFIER CORP  COM             460254105    4,530       137,009 SH        DEFINED      1       137,009    0       0
NETAPP INC                    COM             64110D104  153,675     3,191,756 SH        DEFINED      1     3,191,756    0       0
NETFLIX INC                   COM             64110L106  227,232       955,639 SH        DEFINED      1       955,639    0       0
NUTRI SYS INC NEW             COM             67069D108    2,391       165,000 SH        DEFINED      1       165,000    0       0
PRICELINE COM INC             COM NEW         741503403  162,035       319,950 SH        DEFINED      1       319,950    0       0
QUALCOMM INC                  COM             747525103  348,834     6,362,109 SH        DEFINED      1     6,362,109    0       0
SBA COMMUNICATIONS CORP       COM             78388J106   67,358     1,697,523 SH        DEFINED      1     1,697,523    0       0
SINA CORP                     ORD             G81477104  311,261     2,907,894 SH        DEFINED      1     2,907,894    0       0
VEECO INSTRS INC DEL          COM             922417100   17,693       348,017 SH        DEFINED      1       348,017    0       0
YAHOO INC                     COM             984332106  191,169    11,460,966 SH        DEFINED      1    11,460,966    0       0








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